RELATED PARTIES BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTIES BALANCES AND TRANSACTIONS

NOTE－11 RELATED PARTIES BALANCES AND TRANSACTIONS

As of March 31, 2025 and 2024, the balance of due to related parties was comprised of advance from the Company’s related parties and was used for working capital during the Company’s normal course of business. Such advance was non-interest bearing and due on demand.

The amount due from/to related parties, consisted of the following:

	As of December 31,
	2025	2024
	$’000	$’000

Amount due from related parties:
Non-current amount:
- Soon Aik Global Pte Ltd(3)	1,274	1,295

Current amount:
- EU Group Pte Ltd(1)	194	29
- Fleetzone Autoparts (M) Sdn Bhd(3)	212	-
- Oceania Power & Solutions Pty Ltd(2)	-	2
- Kiwami Corporation(2)	1	-
- Branded Filters Pty Ltd(2)	-	-
- Soon Aik Global Pte Ltd(3)	1,673	1,395

Amount due from related parties	3,354	2,721

Amount due to related parties:
- EU Group Pte Ltd(1)	(455)	(125)
- PT Heavy Machindo Diesel(2)	-	(1)
- N-United Pte Ltd(2)	(1,400)	(1,226)
- Soon Aik Global Pte Ltd(3)	(3,246)	(4,418)
- Jurong Barrels & Drums Industries Pte Ltd(1)	(1)	-
- Auto Saver Pte Ltd(3)	(110)	(133)
- Fleetzone Autoparts (M) Sdn Bhd(3)	(208)	(235)
- Director(4)	(47)	(739)

Amount due to related parties	(5,467)	(6,877)

The related parties are controlled by the common directors of the Company as follows:

(1)	Jimmy Neo owns a 50.0% equity stake in EU Holdings Pte Ltd, which in turn is the parent entity of EU Group Pte Ltd and Jurong Barrels & Drums Industries Pte Ltd.
(2)	CE Neo is the sole owner of Soon Aik Holdings Pte Ltd (“SA Holdings”) and N-United Pte Ltd (“N-United”). SA Holdings is the parent entity of Spare-Parts Zone (Australia) Pty Ltd. Branded Filters Pty Ltd, and an associated entity with Oceania Power & Solutions Pty Ltd. in Australia. N-United is the parent entity of PT Heavy Machindo Diesel in Indonesia and Kiwami Corporation in Japan
(3)	Soon Aik, the parent entity of the Company and is also the parent entity of Auto Saver Pte Ltd and Fleetzone Autoparts (M) Sdn Bhd.
(4)	Jimmy Neo is the executive director and chief executive office of the Company, and owns a 25.0% equity stake in the controlling shareholder, Soon Aik Global Pte. Ltd.

In the ordinary course of business, for the financial years ended December 31, 2025, 2024 and 2023, the Company was involved in certain transactions, either at cost or current market prices and on the normal commercial terms with related parties. The following table provides the transactions with these parties for the financial years as presented (for the portion of such period that they were considered related):

	Financial Years Ended December 31,
	2025	2024	2023
Nature of transactions	$’000	$’000	$’000

Sale of products
- Spare-Parts Zone (Australia) Pty Ltd(2)	764	554	289
- Branded Filters Pty Ltd(2)	474	658	633
- Jurong Barrels & Drums Industries Pte Ltd(1)	7
- Auto Saver Pte Ltd(3)	236	231	243
- PT Heavy Machindo Diesel(2)	702	644	882
- Oceania Power & Solutions Pty Ltd(2)	75	69	179
- Soon Aik Global Pte Ltd(3)	1

Sundry income
- Spare-Parts Zone (Australia) Pty Ltd(2)	-	-	-
- Branded Filters Pty Ltd(2)	17		-
- Auto Saver Pte Ltd(3)	-		4
- Oceania Power & Solutions Pty Ltd(2)	6	25	25
- PT Heavy Machindo Diesel(2)	5	-
- Soon Aik Global Pte Ltd(3)	-

Purchases
- Branded Filters Pty Ltd(2)	176	99	490
- PT Heavy Machindo Diesel(2)	1,399	1,334	1,293
- Oceania Power & Solutions Pty Ltd(2)	257	62	176
- Jurong Barrels & Drums Industries Pte Ltd(1)	-		1
- Auto Saver Pte Ltd(3)	1	-	-
- Kiwami Corporation(2)	23	-	-

Expenses
- EU Group Pte Ltd(1)	559	549	545
- Branded Filters Pty Ltd(2)	-		8
- Oceania Power & Solutions Pty Ltd(2)	-		2
- Jurong Barrels & Drums Industries Pte Ltd(1)	1
- Soon Aik Global Pte Ltd(3)	181	150	172
- Auto Saver Pte Ltd(3)	243	310	332
- Fleetzone Autoparts (M) Sdn Bhd(3)	28	28	22
- PT Heavy Machindo Diesel(2)	-		-
- Kiwami Corporation(2)	-		-
- N-United Pte Ltd(2)	43	12	-

The related parties are controlled by the common directors of the Company as follows:

(1)	Jimmy Neo owns a 50.0% equity stake in EU Holdings Pte Ltd, which in turn is the parent entity of EU Group Pte Ltd and Jurong Barrels & Drums Industries Pte Ltd.
(2)	CE Neo is the sole owner of Soon Aik Holdings Pte Ltd (“SA Holdings”) and N-United Pte Ltd (“N-United”). SA Holdings is the parent entity of Spare-Parts Zone (Australia) Pty Ltd. Branded Filters Pty Ltd, and an associated entity with Oceania Power & Solutions Pty Ltd. in Australia. N-United is the parent entity of PT Heavy Machindo Diesel in Indonesia and Kiwami Corporation in Japan
(3)	Soon Aik, the parent entity of the Company and is also the parent entity of Auto Saver Pte Ltd and Fleetzone Autoparts (M) Sdn Bhd.

Apart from the transactions and balances detailed elsewhere in these accompanying consolidated financial statements, the Company has no other significant or material related party transactions for the financial years presented.